RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Affiliates of Platinum
RELATED PARTY TRANSACTIONS
Summary of related-party transactions

	December 31,	December 31,	December 31,
	2019	2018	2017
Sales to Platinum affiliates	$0.4	$0.2	$—
Purchases from Platinum affiliates	65.0	56.6	5.0

	December 31,	December 31,
	2019	2018
Accounts payable	$2.4	$0.5

Affiliates of Emerson
RELATED PARTY TRANSACTIONS
Summary of related-party transactions

Related-party transactions are as follows:

	December 31,	December 31,	December 31,
	2019	2018	2017
Information technology services	$0.3	$1.4	$19.9
Medical insurance	—	—	3.6
Other programs	—	0.4	1.1
Shared service centers	—	—	13.5
General corporate costs	0.1	0.8	0.6

A summary of the Company’s purchases and sales of goods or services with affiliates of Emerson is as follows:

	December 31,	December 31,	December 31,
	2019	2018	2017
Sales to Emerson affiliates	$3.1	$3.8	$5.2
Purchases from Emerson affiliates	33.8	32.0	42.8
Lease payments to Emerson affiliates	1.0	1.5	1.5

Related-party balances reported in the consolidated balance sheets include the following:

	December 31,	December 31,
	2019	2018
Receivables	$0.5	$0.6
Accounts payable	3.7	4.8